Shareholder Report, Line Graph (Details) - USD ($)							5 Months Ended	12 Months Ended						24 Months Ended					36 Months Ended					48 Months Ended					60 Months Ended				72 Months Ended			84 Months Ended		96 Months Ended		108 Months Ended	120 Months Ended
	May 12, 2025	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2017	Sep. 30, 2015	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2018	Sep. 30, 2016	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2019	Sep. 30, 2017	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2020	Sep. 30, 2018	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2021	Sep. 30, 2019	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2022	Sep. 30, 2020	Sep. 30, 2025	Sep. 30, 2023	Sep. 30, 2021	Sep. 30, 2024	Sep. 30, 2022	Sep. 30, 2025	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000009820
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Behavioral Large Cap Value Equity Fund - A
Accumulated Value						$ 9,424							$ 10,240					$ 12,179					$ 13,504					$ 13,188				$ 11,981			$ 16,484		$ 14,863		$ 17,304	$ 22,751	$ 26,670
C000009822
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Behavioral Large Cap Value Equity Fund - C
Accumulated Value						10,000							10,787					12,729					14,015					13,583				12,251			16,731		14,973		17,304	22,573	26,260
C000009819
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Behavioral Large Cap Value Equity Fund - I
Accumulated Value						10,000							10,894					12,983					14,437					14,137				12,871			17,749		16,041		18,726	24,681	29,003
C000199529
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Behavioral Large Cap Value Equity Fund - R6
Accumulated Value					$ 10,000							$ 11,122					$ 10,897					$ 9,930					$ 13,695				$ 12,397			$ 14,485		$ 19,106		$ 22,486
C000084353
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Behavioral Small Cap Value Equity Fund - A
Accumulated Value						9,423							10,320					12,554					13,269					11,999				9,858			16,239		14,048		15,944	20,440	21,557
C000084355
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Behavioral Small Cap Value Equity Fund - C
Accumulated Value						10,000							10,868					13,121					13,762					12,348				10,067			16,474		14,137		15,933	20,276	21,218
C000199534
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Behavioral Small Cap Value Equity Fund - R6
Accumulated Value					10,000							10,607					9,622					7,926					13,106				11,364			12,948		16,653		17,612
C000034900
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Behavioral Small Cap Value Equity Fund - I
Accumulated Value						10,000							10,980					13,384					14,182					12,860				10,591			17,498		15,162		17,264	22,181	23,442
C000009884
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Equity Income Fund - A
Accumulated Value						9,424							10,790					12,537					14,454					15,679				15,663			21,006		19,776		22,259	27,562	26,881
C000009886
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Equity Income Fund - C
Accumulated Value						10,000							11,365					13,110					14,999					16,149				16,011			21,318		19,917		22,249	27,347	26,472
C000199533
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Equity Income Fund - R6
Accumulated Value					10,000							11,564					12,592					12,619					16,988				16,047			18,123		22,525		22,051
C000009883
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Equity Income Fund - I
Accumulated Value						10,000							11,475					13,369					15,453					16,800				16,826			22,626		21,352		24,092	29,912	29,250
C000009891
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Intermediate U.S. Government Fund - A
Accumulated Value						9,798							10,030					9,910					9,739					10,447				10,934			10,800		9,599		9,640	10,577	10,907
C000009893
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Intermediate U.S. Government Fund - C
Accumulated Value						10,000							10,150					9,953					9,718					10,348				10,739			10,527		9,283		9,254	10,079	10,316
C000009890
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Intermediate U.S. Government Fund - I
Accumulated Value						10,000							10,262					10,165					10,015					10,770				11,300			11,178		9,960		10,040	11,030	11,402
C000123268
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Long Duration Corporate Bond Fund - A
Accumulated Value						9,796							10,340					10,554					10,469					11,412				12,161			12,485		9,016		9,141	10,813	10,869
C000123269
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Long Duration Corporate Bond Fund - C
Accumulated Value						10,000							10,469					10,605					10,452					11,306				11,963			12,199		8,738		8,806	10,326	10,315
C000234127
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Long Duration Corporate Bond Fund - R6
Accumulated Value		$ 10,000							$ 7,252					$ 7,377					$ 8,757					$ 8,831
C000123270
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Long Duration Corporate Bond Fund - I
Accumulated Value						10,000							10,571					10,816					10,767					11,766				12,557			12,923		9,366		9,520	11,274	11,360
C000156996
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Mid Cap Relative Value Fund - A
Accumulated Value						9,425							10,380					12,369					13,302					13,531				12,770			17,196		14,807		16,990	21,081	22,273
C000156997
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Mid Cap Relative Value Fund - C
Accumulated Value						10,000							10,944					12,943					13,810					13,952				13,086			17,510		14,980		17,078	21,055	22,081
C000260431
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Mid Cap Relative Value Fund - R6
Accumulated Value	$ 10,000						$ 10,797
C000156998
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Mid Cap Relative Value Fund - I
Accumulated Value						10,000							11,037					13,185					14,215					14,494				13,713			18,515		15,982		18,384	22,870	24,226
C000009838
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital North Carolina Intermediate Tax-Free Fund - A
Accumulated Value						9,803							10,165					10,133					10,026					10,711				11,101			11,099		10,109		10,218	10,947	11,116
C000112495
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital North Carolina Intermediate Tax-Free Fund - C
Accumulated Value						10,000							10,291					10,182					9,999					10,604				10,918			10,825		9,784		9,816	10,437	10,530
C000009837
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital North Carolina Intermediate Tax-Free Fund - I
Accumulated Value						10,000							10,394					10,388					10,304					11,036				11,466			11,493		10,483		10,634	11,420	11,625
C000123271
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Quality Income Fund - A
Accumulated Value						9,804							10,156					10,246					10,181					11,008				11,456			11,430		10,181		10,200	11,299	11,681
C000123272
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Quality Income Fund - C
Accumulated Value						10,000							10,283					10,296					10,164					10,897				11,261			11,158		9,880		9,828	10,815	11,105
C000123273
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Quality Income Fund - I
Accumulated Value						10,000							10,386					10,513					10,484					11,351				11,842			11,845		10,578		10,625	11,798	12,240
C000156999
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Real Estate Fund - A
Accumulated Value						9,425							11,297					11,400					12,103					14,373				13,176			17,139		13,952		14,049	18,658	17,833
C000157000
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Real Estate Fund - C
Accumulated Value						10,000							11,911					11,931					12,573					14,821				13,484			17,415		14,073		14,064	18,538	17,582
C000217819
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Real Estate Fund - R6
Accumulated Value				$ 10,000							$ 9,199					$ 12,020					$ 9,820					$ 9,919				$ 13,217			$ 12,679
C000157001
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Real Estate Fund - I
Accumulated Value						10,000							12,014					12,152					12,932					15,396				14,151			18,453		15,060		15,203	20,243	19,396
C000009858
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Short Duration Bond Fund - A
Accumulated Value						9,801							9,995					10,097					10,153					10,588				10,997			11,099		10,542		10,923	11,795	12,338
C000112497
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Short Duration Bond Fund - C
Accumulated Value						10,000							10,122					10,161					10,129					10,485				10,808			10,840		10,218		10,508	11,262	11,692
C000225245
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Short Duration Bond Fund - R6
Accumulated Value			$ 10,000							$ 10,120					$ 9,645					$ 10,040					$ 10,865				$ 11,405
C000009857
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Short Duration Bond Fund - I
Accumulated Value						10,000							10,224					10,354					10,437					10,912				11,361			11,496		10,946		11,370	12,307	12,905
C000157002
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Small Cap Value Fund - A
Accumulated Value						9,425							10,997					13,244					14,265					13,583				11,842			18,050		15,497		17,829	22,912	24,708
C000157003
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Small Cap Value Fund - C
Accumulated Value						10,000							11,592					13,858					14,815					14,001				12,118			18,332		15,620		17,835	22,750	24,347
C000217820
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Small Cap Value Fund - R6
Accumulated Value				10,000							8,746					13,380					11,527					13,308				17,168			18,583
C000157004
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Small Cap Value Fund - I
Accumulated Value						10,000							11,690					14,113					15,239					14,547				12,717			19,429		16,722		19,283	24,846	26,859
C000009852
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital South Carolina Intermediate Tax-Free Fund - A
Accumulated Value						9,798							10,150					10,150					10,033					10,698				11,081			11,175		10,207		10,325	11,057	11,212
C000112496
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital South Carolina Intermediate Tax-Free Fund - C
Accumulated Value						10,000							10,282					10,206					10,003					10,596				10,885			10,896		9,886		9,915	10,549	10,607
C000009851
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital South Carolina Intermediate Tax-Free Fund - I
Accumulated Value						10,000							10,386					10,421					10,315					11,039				11,454			11,580		10,606		10,754	11,548	11,728
C000009844
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Special Opportunities Fund - A
Accumulated Value						9,425							10,233					11,868					13,904					14,072				14,852			20,374		16,521		19,488	24,759	28,706
C000009846
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Special Opportunities Fund - C
Accumulated Value						10,000							10,776					12,401					14,418					14,488				15,173			20,664		16,629		19,466	24,557	28,247
C000199531
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Special Opportunities Fund - R6
Accumulated Value					10,000							11,755					11,935					12,635					17,395				14,149			16,751		21,358		24,844
C000009843
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Special Opportunities Fund - I
Accumulated Value						10,000							10,886					12,652					14,861					15,080				15,954			21,944		17,833		21,092	26,862	31,216
C000009864
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Total Return Bond Fund - A
Accumulated Value						9,804							10,377					10,455					10,361					11,386				12,221			12,274		10,440		10,483	11,707	12,042
C000009866
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Total Return Bond Fund - C
Accumulated Value						10,000							10,505					10,505					10,323					11,270				12,005			11,968		10,096		10,073	11,164	11,386
C000199532
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Total Return Bond Fund - R6
Accumulated Value					10,000							9,933					10,964					11,808					11,901				10,149			10,238		11,461		11,830
C000009863
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Total Return Bond Fund - I
Accumulated Value						10,000							10,610					10,717					10,637					11,729				12,619			12,707		10,825		10,909	12,212	12,579
C000119973
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Ultra Short Bond Fund - A
Accumulated Value						10,000							10,099					10,201					10,323					10,602				10,835			10,890		10,773		11,309	12,001	12,575
C000119975
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Ultra Short Bond Fund - I
Accumulated Value						10,000							10,124					10,261					10,411					10,730				10,991			11,074		10,983		11,545	12,283	12,903
C000009872
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Virginia Intermediate Tax-Free Fund - A
Accumulated Value						9,804							10,162					10,122					10,007					10,721				11,128			11,070		10,106		10,212	10,919	11,053
C000112498
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Virginia Intermediate Tax-Free Fund - C
Accumulated Value						10,000							10,288					10,171					9,981					10,604				10,925			10,787		9,781		9,795	10,408	10,461
C000009871
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital Virginia Intermediate Tax-Free Fund - I
Accumulated Value						10,000							10,391					10,376					10,284					11,036				11,484			11,453		10,490		10,627	11,391	11,560
C000009874
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital West Virginia Intermediate Tax-Free Fund - A
Accumulated Value						9,797							10,181					10,209					10,110					10,776				11,170			11,251		10,331		10,441	11,226	11,427
C000112499
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital West Virginia Intermediate Tax-Free Fund - C
Accumulated Value						10,000							10,315					10,276					10,089					10,685				10,993			10,979		10,007		10,069	10,751	10,872
C000009873
Account Value [Line Items]
Line Graph and Table Measure Name								Sterling Capital West Virginia Intermediate Tax-Free Fund - I
Accumulated Value						10,000							10,418					10,473					10,397					11,109				11,555			11,657		10,732		10,886	11,719	11,959
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Bloomberg U.S. Government: Intermediate Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Government: Intermediate Index
Bloomberg U.S. Government: Intermediate Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Government: Intermediate Index
Bloomberg U.S. Government: Intermediate Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Government: Intermediate Index
Bloomberg U.S. Long Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Long Corporate Index
Bloomberg U.S. Long Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Long Corporate Index
Bloomberg U.S. Long Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Long Corporate Index
Bloomberg U.S. Long Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Long Corporate Index
Russell Midcap Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Russell Midcap Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Russell Midcap Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	10,000						10,909
Russell Midcap Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
ICE BofA 2-17 Year US Municipal Securities Index (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA 2-17 Year US Municipal Securities Index
ICE BofA 2-17 Year US Municipal Securities Index (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA 2-17 Year US Municipal Securities Index
ICE BofA 2-17 Year US Municipal Securities Index (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA 2-17 Year US Municipal Securities Index
Bloomberg U.S. Mortgage Backed Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Mortgage Backed Securities Index
Bloomberg U.S. Mortgage Backed Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Mortgage Backed Securities Index
Bloomberg U.S. Mortgage Backed Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Mortgage Backed Securities Index
Bloomberg B3000 Sector Returns REIT (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US 3000 REIT Index
Bloomberg B3000 Sector Returns REIT (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US 3000 REIT Index
Bloomberg B3000 Sector Returns REIT (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US 3000 REIT Index
Bloomberg B3000 Sector Returns REIT (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US 3000 REIT Index
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA U.S. Corporate & Government, 1-3 Years Index
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA U.S. Corporate & Government, 1-3 Years Index
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA U.S. Corporate & Government, 1-3 Years Index
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA U.S. Corporate & Government, 1-3 Years Index
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
ICE BofA 2-17 Year US Municipal Securities Index (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA 2-17 Year US Municipal Securities Index
ICE BofA 2-17 Year US Municipal Securities Index (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA 2-17 Year US Municipal Securities Index
ICE BofA 2-17 Year US Municipal Securities Index (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA 2-17 Year US Municipal Securities Index
Bloomberg US 3000 (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US 3000 Index
Bloomberg US 3000 (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US 3000 Index
Bloomberg US 3000 (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US 3000 Index
Bloomberg US 3000 (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US 3000 Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value						10,000							10,519					10,527					10,399					11,470				12,271			12,161		10,385		10,452	11,662	11,998
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value						10,000							10,519					10,527					10,399					11,470				12,271			12,161		10,385		10,452	11,662	11,998
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value					10,000							9,878					10,895					11,656					11,552				9,866			9,929		11,078		11,397
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value						10,000							10,519					10,527					10,399					11,470				12,271			12,161		10,385		10,452	11,662	11,998
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value						10,000							10,519					10,527					10,399					11,470				12,271			12,161		10,385		10,452	11,662	11,998
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value						10,000							10,519					10,527					10,399					11,470				12,271			12,161		10,385		10,452	11,662	11,998
ICE BofA 2-17 Year US Municipal Securities Index (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA 2-17 Year US Municipal Securities Index
ICE BofA 2-17 Year US Municipal Securities Index (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA 2-17 Year US Municipal Securities Index
Accumulated Value						10,000							10,477					10,588					10,565					11,401				11,853			12,098		10,957		11,254	12,238	12,567
ICE BofA 2-17 Year US Municipal Securities Index (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA 2-17 Year US Municipal Securities Index
ICE BofA 2-17 Year US Municipal Securities Index (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA 2-17 Year US Municipal Securities Index
ICE BofA 2-17 Year US Municipal Securities Index (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA 2-17 Year US Municipal Securities Index
ICE BofA 2-17 Year US Municipal Securities Index (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA 2-17 Year US Municipal Securities Index
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000							11,496					13,647					16,046					16,514				18,992			25,045		20,630		24,852	33,598	39,447
Bloomberg US 1000 Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US 1000 Value Index
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000							11,496					13,647					16,046					16,514				18,992			25,045		20,630		24,852	33,598	39,447
Bloomberg US 1000 Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US 1000 Value Index
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000							11,496					13,647					16,046					16,514				18,992			25,045		20,630		24,852	33,598	39,447
Bloomberg US 1000 Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US 1000 Value Index
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000							11,758					12,101					13,916					18,352				15,117			18,210		24,619		28,905
Bloomberg US 1000 Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US 1000 Value Index
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000							11,496					13,647					16,046					16,514				18,992			25,045		20,630		24,852	33,598	39,447
Bloomberg US 2000 Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US 2000 Value Index
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000							11,496					13,647					16,046					16,514				18,992			25,045		20,630		24,852	33,598	39,447
Bloomberg US 2000 Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US 2000 Value Index
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000							11,758					12,101					13,916					18,352				15,117			18,210		24,619		28,905
Bloomberg US 2000 Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US 2000 Value Index
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000							11,496					13,647					16,046					16,514				18,992			25,045		20,630		24,852	33,598	39,447
Bloomberg US 2000 Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US 2000 Value Index
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000							11,496					13,647					16,046					16,514				18,992			25,045		20,630		24,852	33,598	39,447
Bloomberg US 1000 Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US 1000 Value Index
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000							11,496					13,647					16,046					16,514				18,992			25,045		20,630		24,852	33,598	39,447
Bloomberg US 1000 Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US 1000 Value Index
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					10,000							11,758					12,101					13,916					18,352				15,117			18,210		24,619		28,905
Bloomberg US 1000 Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US 1000 Value Index
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000							11,496					13,647					16,046					16,514				18,992			25,045		20,630		24,852	33,598	39,447
Bloomberg US 1000 Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US 1000 Value Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value						10,000							10,519					10,527					10,399					11,470				12,271			12,161		10,385		10,452	11,662	11,998
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value						10,000							10,519					10,527					10,399					11,470				12,271			12,161		10,385		10,452	11,662	11,998
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value						10,000							10,519					10,527					10,399					11,470				12,271			12,161		10,385		10,452	11,662	11,998
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value						10,000							10,519					10,527					10,399					11,470				12,271			12,161		10,385		10,452	11,662	11,998
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value						10,000							10,519					10,527					10,399					11,470				12,271			12,161		10,385		10,452	11,662	11,998
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value		$ 10,000							$ 8,540					$ 8,595					$ 9,589					$ 9,866
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value						10,000							10,519					10,527					10,399					11,470				12,271			12,161		10,385		10,452	11,662	11,998
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000							11,496					13,647					16,046					16,514				18,992			25,045		20,630		24,852	33,598	39,447
Bloomberg US BMID Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US Mid Cap Value Index
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000							11,496					13,647					16,046					16,514				18,992			25,045		20,630		24,852	33,598	39,447
Bloomberg US BMID Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US Mid Cap Value Index
Bloomberg US BMID Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US Mid Cap Value Index
Accumulated Value	10,000						10,883
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000						$ 11,487
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000							11,496					13,647					16,046					16,514				18,992			25,045		20,630		24,852	33,598	39,447
Bloomberg US BMID Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US Mid Cap Value Index
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value						10,000							10,558					10,650					10,687					11,601				12,076			12,393		10,968		11,260	12,428	12,601
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value						10,000							10,558					10,650					10,687					11,601				12,076			12,393		10,968		11,260	12,428	12,601
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value						10,000							10,558					10,650					10,687					11,601				12,076			12,393		10,968		11,260	12,428	12,601
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value						10,000							10,519					10,527					10,399					11,470				12,271			12,161		10,385		10,452	11,662	11,998
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value						10,000							10,519					10,527					10,399					11,470				12,271			12,161		10,385		10,452	11,662	11,998
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value						10,000							10,519					10,527					10,399					11,470				12,271			12,161		10,385		10,452	11,662	11,998
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000							11,496					13,647					16,046					16,514				18,992			25,045		20,630		24,852	33,598	39,447
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000							11,496					13,647					16,046					16,514				18,992			25,045		20,630		24,852	33,598	39,447
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000							11,500					15,166					12,493					15,049				20,345			23,887
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000							11,496					13,647					16,046					16,514				18,992			25,045		20,630		24,852	33,598	39,447
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value						10,000							10,519					10,527					10,399					11,470				12,271			12,161		10,385		10,452	11,662	11,998
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value						10,000							10,519					10,527					10,399					11,470				12,271			12,161		10,385		10,452	11,662	11,998
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value			$ 10,000							$ 9,910					$ 8,464					$ 8,518					$ 9,504				$ 9,778
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value						10,000							10,519					10,527					10,399					11,470				12,271			12,161		10,385		10,452	11,662	11,998
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000							11,496					13,647					16,046					16,514				18,992			25,045		20,630		24,852	33,598	39,447
Bloomberg US 2000 Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US 2000 Value Index
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000							11,496					13,647					16,046					16,514				18,992			25,045		20,630		24,852	33,598	39,447
Bloomberg US 2000 Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US 2000 Value Index
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				$ 10,000							$ 11,500					$ 15,166					$ 12,493					$ 15,049				$ 20,345			$ 23,887
Bloomberg US 2000 Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US 2000 Value Index
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000							11,496					13,647					16,046					16,514				18,992			25,045		20,630		24,852	33,598	39,447
Bloomberg US 2000 Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg US 2000 Value Index
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value						10,000							10,558					10,650					10,687					11,601				12,076			12,393		10,968		11,260	12,428	12,601
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value						10,000							10,558					10,650					10,687					11,601				12,076			12,393		10,968		11,260	12,428	12,601
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value						10,000							10,558					10,650					10,687					11,601				12,076			12,393		10,968		11,260	12,428	12,601
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000							11,496					13,647					16,046					16,514				18,992			25,045		20,630		24,852	33,598	39,447
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000							11,496					13,647					16,046					16,514				18,992			25,045		20,630		24,852	33,598	39,447
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value					$ 10,000							$ 11,758					$ 12,101					$ 13,916					$ 18,352				$ 15,117			$ 18,210		$ 24,619		$ 28,905
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000							11,496					13,647					16,046					16,514				18,992			25,045		20,630		24,852	33,598	39,447
ICE BofA 0-1 Year US Treasury
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA 0-1 Year US Treasury
Accumulated Value						10,000							10,048					10,118					10,270					10,545				10,717			10,731		10,708		11,174	11,806	12,320
ICE BofA 0-1 Year US Treasury
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA 0-1 Year US Treasury
Accumulated Value						10,000							10,048					10,118					10,270					10,545				10,717			10,731		10,708		11,174	11,806	12,320
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value						10,000							10,558					10,650					10,687					11,601				12,076			12,393		10,968		11,260	12,428	12,601
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value						10,000							10,558					10,650					10,687					11,601				12,076			12,393		10,968		11,260	12,428	12,601
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value						10,000							10,558					10,650					10,687					11,601				12,076			12,393		10,968		11,260	12,428	12,601
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value						10,000							10,558					10,650					10,687					11,601				12,076			12,393		10,968		11,260	12,428	12,601
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value						10,000							10,558					10,650					10,687					11,601				12,076			12,393		10,968		11,260	12,428	12,601
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value						$ 10,000							$ 10,558					$ 10,650					$ 10,687					$ 11,601				$ 12,076			$ 12,393		$ 10,968		$ 11,260	$ 12,428	$ 12,601